Exhibit 99.3 Schedule 8

Client Name:
Client Project Name:	BARC 2024-NQM4
Start - End Dates:	7/9/2024 - 11/18/2024
Deal Loan Count:	299

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL100	Legal document incorrect or incomplete	1
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	2
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER3256	Seller contributions exceed guideline requirements	2
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	7
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	2
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	2
Credit	Credit/Mtg History	CRDCRMH117	Length of credit history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	21
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	3
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	7
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	4
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2542	Missing work authorization/VISA required for non-permanent resident aliens or foreign nationals	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Insurance	CRDINSR3792	Insurance policy missing Rent Loss/Business Interruption coverage	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	10
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	13
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3492	TRID - Waiver of TRID waiting period in file	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Compliance	Right of Rescission	CMPROR5360	ROR - Waiver used to fund loan prior to the end of the rescission period	1
Compliance	State Consumer Protection	CMPSTCP2129	MD Counseling Notice not in file	1
Compliance	State Prepayment Penalty	CMPSTPP303	PPP - State law prohibits PPP if paid by insurance proceeds; provision not disclosed	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	1
Total				93

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